Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

13.Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2022	2023
	RMB	RMB
Gross carrying amount
Platform content	123,970	126,072
Trademark	39,436	38,955
License	32,000	32,000
Licensed copyrights of video content	136,130	31,133
Technology and domain name	13,641	13,618
Software	31,246	9,665
Total of gross carrying amount	376,423	251,443

Less: accumulated amortization
Platform content	(16,234)	(34,520)
Trademark	(4,324)	(6,787)
License	(9,956)	(12,089)
Licensed copyrights of video content	(110,182)	(25,380)
Technology and domain name	(4,715)	(7,051)
Software	(23,911)	(3,877)
Total accumulated amortization	(169,322)	(89,704)
Intangible assets, net	207,101	161,739

13.Intangible assets, net (continued)

Amortization expense for the years ended December 31, 2021, 2022 and 2023 were RMB39,239, RMB58,599 and RMB54,320, respectively.

As of December 31, 2023, intangible assets amortization expense for future years is expected to be as follows:

Amortization expense
Year ended December 31,	of intangible assets
RMB
2024	34,736
2025	27,602
2026	24,485
2027	24,276
2028	24,276